Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026 [2]	Jul. 31, 2026
The Tax-Exempt Fund of California® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class A (with sales charge)
Average Annual Return, Percent	[1]	1.76%	(0.23%)		1.49%
The Tax-Exempt Fund of California® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class C (with sales charge)
Average Annual Return, Percent	[1]	3.93%	(0.22%)		1.26%
The Tax-Exempt Fund of California® - Class F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class F-1
Average Annual Return, Percent	[1]	5.62%	0.45%		1.78%
The Tax-Exempt Fund of California® - Class F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class F-2
Average Annual Return, Percent	[1]	5.90%	0.72%		2.05%
The Tax-Exempt Fund of California® - Class F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class F-3
Average Annual Return, Percent	[1]	6.01%	0.82%	2.66%
Without Sales Load [Member] | The Tax-Exempt Fund of California® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class A (without sales charge)
Average Annual Return, Percent	[1]	5.72%	0.54%		1.88%
Without Sales Load [Member] | The Tax-Exempt Fund of California® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class C (without sales charge)
Average Annual Return, Percent	[1]	4.93%	(0.22%)		1.26%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[3]	5.27%	0.51%	2.43%	1.95%
Bloomberg California Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Index
Average Annual Return, Percent	[3]	5.05%	0.49%	2.44%	1.87%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.